Accounts receivable (Details Narrative) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)
Receivables [Abstract]
Accounts receivable			$ 19	$ 24,000
Provision for doubtful accounts	$ 0	$ 0